Additional information: Condensed statements of cash flows of the parent company (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information: condensed financial statements of the Company
Net cash used in operating activities	¥ (843,000)	¥ 86,761,000	¥ 4,894,000
Net cash generated from/(used in) investing activities	(127,368,000)	(114,172,000)	(76,182,000)
Net cash generated from financing activities	17,697,000	79,561,000	66,741,000
Net increase/(decrease) in cash and cash equivalents	(110,514,000)	52,150,000	(4,547,000)
Cash and cash equivalents at beginning of the year - Balance sheet	154,490,000	101,886,000
Cash and cash equivalents at end of the year - Balance sheet	44,384,000	154,490,000	101,886,000
Parent company
Additional information: condensed financial statements of the Company
Net cash used in operating activities	(76,639,000)	(55,411,000)	(13,517,000)
Net cash generated from/(used in) investing activities	(8,372,000)	(7,940,000)	14,000
Net cash generated from financing activities	30,953,000	101,977,000	21,040,000
Net increase/(decrease) in cash and cash equivalents	(54,058,000)	38,626,000	7,537,000
Cash and cash equivalents at beginning of the year - Balance sheet	65,558,000	26,932,000	19,395,000
Cash and cash equivalents at end of the year - Balance sheet	¥ 11,500,000	¥ 65,558,000	¥ 26,932,000